Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $)	3 Months Ended		76 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net Loss	$ (834,972)	$ (538,176)	$ (18,200,735)
Adjustment to reconcile net loss to cash used in operating activities:
Depreciation	22,142	22,142	218,022
Stock based compensation		47,988	11,229,832
Write-off of deferred financing costs			66,064
Extinguishment loss on revision of terms of loan conversion into shares			37,404
Loss on disposal of equipment			6,530
Non-cash interest accrued			8,726
Fair value loss on inception date of convertible promissory note			203,868
Change in fair value on convertible promissory note	299,609		246,508
Non-cash settlement of expenses		355,181	428,414
Changes in operating assets and liabilities:
Increase in other receivables	(36,247)	(15,280)	(123,443)
Decrease/(Increase) in prepaid expenses	32,255	(279,625)	(43,795)
Increase/(Decrease) in accrued liabilities and officers’ salaries	86,318	(83,797)	1,711,458
Increase in deferred revenue			24,990
NET CASH USED IN OPERATING ACTIVITIES	(430,895)	(491,567)	(4,186,157)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash acquired in Rophe acquisition			300
Purchase of equipment			(14,418)
NET CASH USED IN INVESTING ACTIVITIES			(14,118)
CASH FLOWS FROM FINANCING ACTIVITIES
Stockholder advances/(repayments)			41,957
Proceeds from sale of common stock, net		756,374	4,146,218
Proceeds for shares to be issued	230,000		230,000
Deferred financing costs			(26,064)
Repayment of obligations under capital leases	(30,328)	(18,840)	(208,779)
Proceeds from convertible promissory note			50,000
Proceeds from loans payable	6,325		60,490
NET CASH PROVIDED BY FINANCING ACTIVITIES	205,997	737,534	4,293,822
NET (DECREASE) INCREASE IN CASH	(224,898)	245,967	93,547
CASH - BEGINNING OF PERIOD	318,445	15,821
CASH - END OF PERIOD	93,547	261,788	93,547
SUPPLEMENTAL SCHEDULE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Accounts payable as partial consideration for Rophe acquisition			100,000
Common stock issued as partial consideration for Rophe acquisition			765,300
Acquisition of equipment under capital lease obligations			265,706
Conversion of loans payable into common shares			680,207
Settlement of accounts payable by common shares			84,861
Commitment shares held in trust by Kodiak			$ 100,000